SEGMENT INFORMATION (Schedule of Segment Results) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of operating segments [line items]
Revenues from external customers | ¥			¥ 12,969
Depreciation of property, plant and equipment | ¥			(66)	(67)	(8)
Depreciation of right-of-use assets | ¥			(1,187)
Operating loss | ¥			(5,599)	(6,207)	(6,204)
Interest income | ¥			16	26	39
Finance costs | ¥	[1]		(62)	5	(14)
Loss for the year from continuing operations | ¥			(5,645)	(6,176)	(6,179)
Capital expenditure | ¥			(5)	(5)
Total assets | ¥				7,743	29,748	¥ 8,298
Total liabilities | ¥				29,541	45,253	35,852
USD [Member]
Disclosure of operating segments [line items]
Revenues from external customers | $		$ 1,863
Depreciation of property, plant and equipment | $		(9)
Depreciation of right-of-use assets | $		(171)
Operating loss | $		(803)
Interest income | $		2
Finance costs | $	[1]	(9)
Loss for the year from continuing operations | $		(810)
Capital expenditure | $		(1)
Total assets | $		1,192
Total liabilities | $		5,149
Exploration and Mining [Member]
Disclosure of operating segments [line items]
Revenues from external customers | ¥			12,969
Depreciation of property, plant and equipment | ¥			(62)	(63)	(5)
Depreciation of right-of-use assets | ¥			(34)
Operating loss | ¥			(963)	(1,523)	(258)
Interest income | ¥			1	1	1
Finance costs | ¥			(2)	(1)
Loss for the year from continuing operations | ¥			(964)	(1,523)	(257)
Capital expenditure | ¥
Total assets | ¥				527	705	4,268
Total liabilities | ¥				1,854	509	6,560
Exploration and Mining [Member] | USD [Member]
Disclosure of operating segments [line items]
Revenues from external customers | $		1,863
Depreciation of property, plant and equipment | $		(8)
Depreciation of right-of-use assets | $		(5)
Operating loss | $		(138)
Interest income | $
Finance costs | $
Loss for the year from continuing operations | $		(138)
Capital expenditure | $
Total assets | $		613
Total liabilities | $		942
Corporate Activities [Member]
Disclosure of operating segments [line items]
Revenues from external customers | ¥
Depreciation of property, plant and equipment | ¥			(4)	(4)	(3)
Depreciation of right-of-use assets | ¥			(1,153)
Operating loss | ¥			(4,636)	(4,684)	(5,946)
Interest income | ¥			15	25	38
Finance costs | ¥			(60)	6	(14)
Loss for the year from continuing operations | ¥			(4,681)	(4,653)	(5,922)
Capital expenditure | ¥			¥ (5)	(5)
Total assets | ¥				7,216	29,043	4,030
Total liabilities | ¥				¥ 27,687	¥ 44,744	¥ 29,292
Corporate Activities [Member] | USD [Member]
Disclosure of operating segments [line items]
Revenues from external customers | $
Depreciation of property, plant and equipment | $		(1)
Depreciation of right-of-use assets | $		(166)
Operating loss | $		(665)
Interest income | $		2
Finance costs | $		(9)
Loss for the year from continuing operations | $		(672)
Capital expenditure | $		(1)
Total assets | $		579
Total liabilities | $		$ 4,207

[1]	Finance costs from continuing operations mainly represented bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY1.00, CNY6.00 and CNY2.00 (US$0.29), the foreign currency exchange differences amounted to CNY13.00, negative CNY11.00 and nil, and interest on lease liabilities amounted to nil, nil and CNY60.00 (US$8.62) for the years ended December 31, 2017, 2018 and 2019, respectively.